Indebtedness Secured Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
gross basis of secured properties	$ 1,900,000,000
Letters of Credit Outstanding, Amount	4,400,000
Fair value	4,503,707,000	4,891,881,000
Repayments of Secured Debt	169,188,000	117,287,000	29,025,000
Fixed Rate Secured Debt [Member]
Fair value	1,145,717,000	1,251,477,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	3.90%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum	5.30%
Number Of Secured Loans Assumed In Property Acquisition	3	9
Debt Instrument, Face Amount	99,300,000	96,100,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	103,600,000	100,800,000
Weighted Average Interest Rate Secured Loans Assumed In Property Acquisition	5.59%	5.56%
Debt Instrument, Interest Rate, Effective Percentage	3.00%	3.50%
number of secured loans repaid	12	5
Repayments of Secured Debt	153,800,000	102,100,000
Repaid Debt, Weighted Average Interest Rate	5.52%	6.08%
Assumed Debt - Weighted Average Remaining Term	1 year 9 months 9 days	2 years 5 months 12 days
Variable Rate Secured Debt [Member]
Fair value	19,089,000	18,386,000
Secured Debt, Variable Rate		$ 13,300,000
London Interbank Offered Rate (LIBOR) [Member] | Variable Rate Secured Debt [Member]
Debt Instrument, Description of Variable Rate Basis		LIBOR
Debt Instrument, Basis Spread on Variable Rate		2.50%
Debt Instrument, Interest Rate at Period End		2.67%